Investment in Preferred Securities (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
InvestmentInPreferredSecuritiesLineItems [Line Items]
Preferred stock, par value	$ 0.0001			$ 0.0001	$ 0.0001
Redemption of preferred stock			23		43
Proceeds from sale of preferred securities				$ 50,000	$ 50,000
Proceeds from sale of preferred securities			$ 30,000.00		$ 50,000.00
Series B Warrants [Member] | Aditxt Inc [Member]
InvestmentInPreferredSecuritiesLineItems [Line Items]
Preferred stock, shares issued	1,875	1,875		1,875	1,875
Series B Convertible Preferred Stock [Member]
InvestmentInPreferredSecuritiesLineItems [Line Items]
Preferred stock, shares issued	30,808		30,808	30,808	30,808	0
Preferred stock, par value	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Proceeds from issuance of convertible preferred stock		$ 6,700,000
Series B Convertible Preferred Stock [Member] | Aditxt Inc [Member]
InvestmentInPreferredSecuritiesLineItems [Line Items]
Preferred stock, par value	$ 800	$ 800		$ 800	$ 800
Proceeds from issuance of convertible preferred stock	$ 1,500,000	$ 1,500,000
Voting rights	The investment represents less than 20% of the voting interests in ADTX, and the Company does not have the ability to exercise significant influence or control over ADTX.	The investment represents less than 20% of the voting interests in ADTX, and the Company does not have the ability to exercise significant influence or control over ADTX.